Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following presents financial information by segment for the three months ended June 30, 2024:

	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	226.9	(3.9)	223.0
Bareboat charter revenue	26.6	—	26.6
Management contract revenue	35.1	(23.4)	11.7
Related party revenue	—	10.6	10.6
Gain on disposal	—	0.2	0.2
Rig operating and maintenance expenses	(151.0)	26.9	(124.1)
Depreciation of non-current assets (1)	(31.5)	(0.4)	(31.9)
General and administrative expenses (1)	—	(11.6)	(11.6)
Loss from equity method investments	—	(2.5)	(2.5)
Operating income including equity method investments	106.1	(4.1)	102.0

Total assets	3,434.2	(252.6)	3,181.6

The following presents financial information by segment for the three months ended June 30, 2023:

(in $ millions)	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	236.9	(81.8)	155.1
Related party revenue	—	32.4	32.4
Gain on disposal	—	0.2	0.2
Rig operating and maintenance expenses	(169.7)	80.2	(89.5)
Depreciation of non-current assets (1)	(27.6)	(0.4)	(28.0)
General and administrative expenses (1)	—	(10.3)	(10.3)
Income from equity method investments	—	3.9	3.9
Operating income including equity method investments	39.6	24.2	63.8

Total assets	3,276.9	(280.8)	2,996.1

The following presents financial information by segment for the six months ended June 30, 2024:

(In $ millions)	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	460.9	(39.6)	421.3
Bareboat charter revenue	37.9	—	37.9
Management contract revenue	54.5	(42.8)	11.7
Related party revenue	—	35.0	35.0
Gain on disposal	—	0.4	0.4
Rig operating and maintenance expenses	(309.3)	81.2	(228.1)
Depreciation of non-current assets (1)	(63.0)	(0.7)	(63.7)
General and administrative expenses(1)	—	(25.0)	(25.0)
Income from equity method investments	—	2.9	2.9
Operating income including equity method investments	181.0	11.4	192.4

The following presents financial information by segment for the six months ended June 30, 2023:

(In $ millions)	Dayrate	Reconciling Items (2)	Consolidated total
Dayrate revenue	454.7	(157.9)	296.8
Related party revenue	—	62.7	62.7
Gain on disposal	—	0.3	0.3
Rig operating and maintenance expenses	(329.7)	154.7	(175.0)
Depreciation of non-current assets (1)	(55.4)	(0.8)	(56.2)
General and administrative expenses(1)	—	(22.7)	(22.7)
Income from equity method investments	—	6.3	6.3
Operating income including equity method investments	69.6	42.6	112.2
(1) General and administrative expenses and depreciation expense incurred by our corporate office are not allocated to our operating segment for purposes of measuring segment operating income / (loss) and are included in "Reconciling items."
(2) The full operating results included above for our equity method investments are not included within our consolidated results and thus are deducted under "Reconciling items" and replaced with our income / (loss) from equity method investments (see Note 6 - Equity Method Investments).
Revenues by Geographic Area
The following presents our revenues by geographic area:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Mexico	80.3	43.0	146.5	82.5
South East Asia	74.4	58.5	138.5	110.4
Middle East	67.8	31.6	129.3	62.2
West Africa	41.3	45.9	76.7	89.3
Europe	8.1	8.5	14.9	15.1
Total	271.9	187.5	505.9	359.5

Major Customers by Reporting Segments
The following customers accounted for more than 10% of our dayrate and related party revenues:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In % of operating revenues)
Saudi Arabian Oil Company	16%	13%	16%	13%
PTT Exploration and Production Public Company Limited	12%	9%	10%	9%
ENI Congo S.A.	11%	14%	11%	14%
Perfomex	4%	17%	7%	18%
Total	43%	53%	44%	54%
Fixed Assets — Jack-up rigs (1)

Long-lived Assets by Geographic Areas
The following presents the net book value of our jack-up rigs by geographic area:

	June 30, 2024	December 31, 2023
(In $ millions)
Mexico	803.7	815.4
South East Asia	664.7	673.4
Middle East	542.5	553.0
West Africa	437.8	444.8
Europe	89.8	91.7
Total	2,538.5	2,578.3
(1) The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenues or operating profits generated by such assets during the associated periods.